Right of use assets (Tables)	3 Months Ended
Mar. 31, 2023
Right Of Use Assets
Schedule of Right-of-use Assets

The right-of-use assets are summarized as follows:

	March 31, 2023	December 31, 2022

Opening balance for the period	$36,529	$65,464
Amortization of operating lease right-of use assets	(9,404)	(28,935)
Closing balance for the period	$27,125	$36,529

Lessee, Operating Lease, Liability, Maturity

The operating lease as at March 31, 2023, is summarized as follows:

As at March 31, 2023	Operating lease- Office lease

2023	$22,846
2024	7,615
Total lease payments	$30,461
Less: Interest	(669)
Present value of lease liabilities	$29,792

Amounts recognized on the balance sheet
Current lease liabilities	$29,792
Long-term lease liabilities	-

Total lease payments	$29,792

Schedule of Operating Lease Liability
	March 31, 2023	December 31, 2022

Opening balance for the period	$39,556	$74,067
Payments on operating lease liabilities	(9,764)	(34,511)
Closing balance for the period	29,792	39,556
Less: current portion	(29,792)	(32,116)
Operating lease liabilities – non-current portion as at end of period	$-	$7,440